ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2023
ACCOUNTING ESTIMATES AND JUDGMENTS
ACCOUNTING ESTIMATES AND JUDGMENTS

NOTE 5 - ACCOUNTING ESTIMATES AND JUDGMENTS

In applying accounting practices, Eletrobras Management uses judgments and estimates related to the carrying amounts of revenues, expenses, assets and liabilities, as well as the disclosures in the explanatory notes.

The estimates and the respective assumptions are based on historical experience and other factors considered relevant. The underlying estimates and assumptions are continually reviewed. The effects of revisions to accounting estimates are recognized in the year in which the estimates are revised.

Although these estimates and assumptions are permanently monitored and reviewed by the Management of the Company and its subsidiaries, the materialization of the book value of revenues, expenses, assets and liabilities is inherently uncertain, due to the use of judgment. As a consequence, the Company may suffer effects as a result of imprecision in these estimates and judgments that are substantial in future periods, which may have a material adverse effect on its financial condition, on the results of its activities and / or on its cash flows.

Below, list the accounting estimates evaluated as the most critical by the Management of Eletrobras and its subsidiaries, with their details within each explanatory note:

No.	Note	Significant estimates and judgments
09/10	Clients/Financing and loans receivable	Assessment of expected loss of credits.
13	Deferred income tax and social contribution - asset	Realization of tax credits based on estimates of future taxable profits.
16	Contractual asset transmission	Compensation rate of concession agreements, allocation of the price to performance obligations and forecast of cash flows.
17.1	Business Combination	Valuation of control and fair value of assets in business combination.
17.3/20/27	Losses on investments, Recoverable value of long-term assets and Onerous Contracts	Present value of future cash flows, considering the discount rate determined by the Company.
28	Employee benefits	Actuarial assumptions of post-employment benefit plans.
29	Provisions for Litigation and Contingent Liabilities	Estimates of losses in legal proceedings.
38.3.4.1	Derivative financial instruments	Fair value of derivative financial instrument.